Income Taxes (Tables)	12 Months Ended
Aug. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of loss before income taxes

	Years Ended August 31,
	2023	2022
United States	$(2,244,302)	$(3,755,493)
Foreign	(111,001)	(1,193,040)
Loss before income taxes	$(2,355,303)	$(4,948,533)

Schedule of deferred tax assets and liabilities

	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$8,468,620	$7,977,402
Capitalized research and development	944,662	990,618
Stock based compensation	2,550,537	2,508,105
Gross deferred tax assets	11,963,819	11,476,125
Less: valuation allowance	(11,962,425)	(11,474,539)
Total deferred tax assets	$1,394	$1,586

Deferred tax liabilities
Depreciation	$(1,394)	$(1,586)
Gross deferred tax liabilities	(1,394)	(1,586)
Net deferred taxes	$—	$—

Schedule of effective income tax rate reconciliation

	2023	2022
Income tax benefit at statutory rate	$494,614	$1,039,192
Foreign rate differential	4,440	32,513
Permanent differences	–	(79,846)
Stock options	8,961	(32,236)
Other	(20,127)	(11,674)
Change in valuation allowance	(487,886)	(947,949)
	$–	$–